Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Operating Leases

On October 21, 2012, the Company entered into a rental agreement for an office and grow space of 8,387 square feet located in Montreal, Quebec, Canada. The Company renewed the rental agreement on December 1, 2018 with a base gross rent of CAD 8.35 (approximately $6.38) per square foot and security deposit of CAD 8,636 (approximately $6,594). The Company will owe monthly rental payments of CAD 5,836 (approximately $4,376) until the rental agreement terminates on November 30, 2021, which the Company used to establish the Company's ROU assets and lease liabilities.

As the Company's lease does not provide an implicit rate, the Company's incremental borrowing rate based on the information available at lease commencement date was used to determine the present value of lease payments. Components of lease cost are as follows:

Six months ended
June 30, 2019
Operating lease costs*	$26,254
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$26,254

*	Includes right-of-use asset amortization of $20,289.

Weighted-average remaining lease term and discount rate for operating leases are as follows:

Six months ended
June 30, 2019
Weighted-average remaining lease term	2.42
Weighted-average discount rate	12%

Maturities of lease liabilities by year for leases are as follows:

Amount
2019*	$26,739
2020	53,477
2021 and beyond	49,021
Total lease payments	129,237
Less: imputed interest	(17,533)
Present value of lease liabilities	$111,704

*	Excluding the six months ended June 30, 2019

As of December 31, 2018, minimum lease payments under non-cancelable leases by period were expected to be as follows:

Years ending December 31,	Amount
2019	$54,048
2020	54,048
2021 and thereafter	49,544
Total minimum rentals	$157,640

Legal Proceedings

The Company is contemplating filing a lawsuit against its two of its shareholders for breach of contract to recover 20,000,000 shares of the Company's common stock that were previously issued to them, and are currently in settlement negotiations with said shareholders. While the ultimate result, if any, from the proceeding is presently indeterminable, in the opinion of management, this matter should not have a material adverse effect on the Company's consolidated financial statements.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Operating Leases

On October 21, 2012, the Company entered into a rental agreement for an office and grow space of 8,387 square feet located in Montreal, Quebec, Canada. The Company renewed the rental agreement on December 1, 2018 with a base gross rent of approximately $6.1 per square foot and security deposit of $6,335. The Company will owe monthly rental payments of approximately $4,504 until the rental agreement terminates on November 30, 2021.

The future aggregate minimum lease payments under the operating lease are as follows:

Years ending December 31,	Amount
2019	$54,048
2020	54,048
2021	49,544
2022 and thereafter	—
$157,640

Legal Proceedings

The Company is contemplating filing a lawsuit against its two of its shareholders for breach of contract to recover 20,000,000 shares of the Company’s common stock that were previously issued to them, and are currently in settlement negotiations with said shareholders. While the ultimate result, if any, from the proceeding is presently indeterminable, in the opinion of management, this matter should not have a material adverse effect on the Company’s consolidated financial statements.